UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Partner Fund Management, L.P.
Address:	One Market Plaza
		Steuart Tower,22nd Floor,
		San Francisco, CA. 94105

Form 13F File Number:	28-11241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Christopher M. James
Title:	Managing Partner
Phone:	415-281-1000

Signature, Place and Date of Signing:


/s/ Christopher M. James		San Francisco, CA		February 13, 2006

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:	908,588 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
NAME OF ISSUER                               TITLE OF    CUSIP         VALUE     SHARES    SH/  PUT/   INV. OTHER VOTING  AUTH
                                              CLASS                    X1000               PRN  CALL   DISC MGR   SOLE    SHR NONE

ABGENIX INC CMN                              COM    00339B107      27606     1284600    SH        SOLE    1284600
ADVANCED AUTO PARTS INC CMN                  COM    00751Y106      31841      732640    SH        SOLE     732640
AMERICA MOVIL SA DE CV SPONSORED ADR CMN     COM    02364W105      19276      658800    SH        SOLE     658800
AMERICAN TOWER CORPORATION CMN CLASS A       COM    029912201      45100     1664200    SH        SOLE    1664200
CVS CORPORATION (DEL) CMN                    COM    126650100      50627     1916250    SH        SOLE    1916250
CARNIVAL CORPORATION CMN                     COM    143658300      39028      729900    SH        SOLE     729900
CELGENE CORP CMN                             COM    151020104      37575      579862    SH        SOLE     579862
CIRCUIT CITY STORES, INC. CMN                COM    172737108      13299      588700    SH        SOLE     588700
ENDO PHARMACEUTICALS HLDGS INC CMN           COM    29264F205      24686      815800    SH        SOLE     815800
FEDEX CORP CMN                               COM    31428X106      55862      540300    SH        SOLE     540300
FIRST HORIZON PHARMACEUTICAL CMN             COM    32051K106      10673      618722    SH        SOLE     618722
GOOGLE, INC. CMN CLASS A                     COM    38259P508      26095       62900    SH        SOLE      62900
GRUPO TELEVISA, S.A. GDS REP 20 CPO'S RE     COM    40049J206      13709      170300    SH        SOLE     170300
HARRAHS ENTMT INC CMN                        COM    413619107      13595      190700    SH        SOLE     190700
HUMANA INC CMN                               COM    444859102      37111      683070    SH        SOLE     683070
MYOGEN, INC. CMN                             COM    62856E104      20416      678260    SH        SOLE     678260
NII HOLDINGS, INC. CMN CLASS B               COM    62913F201      27658      633200    SH        SOLE     633200
OMNICARE INC. CMN                            COM    681904108      40626      710000    SH        SOLE     710000
PRECISION CASTPARTS CORP. CMN                COM    740189105      61135     1179978    SH        SOLE    1179978
SCHERING-PLOUGH CORP CMN                     COM    806605101      27040     1296880    SH        SOLE    1296880
SEPRACOR INC CMN                             COM    817315104      29195      565800    SH        SOLE     565800
SHIRE PLC SPONSORED ADR CMN                  COM    82481R106        811       20910    SH        SOLE       20910
SMURFIT STONE CONTAINER CORP CMN             COM    832727101      21988     1551700    SH        SOLE    1551700
STARWOOD HOTELS & RESORTS WORLDWIDE INC      COM    85590A203      65821     1030700    SH        SOLE    1030700
TXU CORP CMN                                 COM    873168108      39826      793500    SH        SOLE     793500
TOM ONLINE INC. ADR CMN                      COM    889728200       5620      283539    SH        SOLE     283539
UNIBANCO UNIAO DE BANCOS BRASILEIROS S.A     COM    90458E107      16236      255400    SH        SOLE     255400
UNITEDHEALTH GROUP INC CMN                   COM    91324P102      66149     1064515    SH        SOLE    1064515
WYETH CMN                                    COM    983024100      26675      579000    SH        SOLE     579000
ALCON INC CMN                                COM    H01301102      13309      102690    SH        SOLE     102690



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